Note 5 - Loans and Related Allowance for Loan and Lease Losses - Loans Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 01, 2022
Balance at beginning of period	$ 0
Additions	1,900
Accretion	30
Balance at end of period	1,930
Liberty Bancshares Inc [Member]
Unpaid principal balance		$ 7,919
Interest		2,978
Contractual cash flows		10,897
Non-accretable premium		117
Expected cash flows		11,014
Accretable discount		(4,995)
Estimated fair value	6,068	6,019
Outstanding balance	7,998	7,919
Carrying amount	$ 6,068	$ 6,019